Financial Assets at Fair Value Through Other Comprehensive Income (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	£ 8,481	£ 6,024
Debt securities
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	£ 8,481	£ 6,024